Cover	Oct. 11, 2022
Cover [Abstract]
Entity Registrant Name	OCEAN THERMAL ENERGY CORPORATION
Entity Central Index Key	0000827099
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5081381
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	033-19411-C
Entity Address Address Line 1	1725 I Street NW
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Washington
Entity Address Postal Zip Code	17603
City Area Code	717
Local Phone Number	299-1344
Entity Address State Or Province	DC